Noncurrent Assets Held for Sale (Details Textual) - TWD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Gains (losses) on disposals of property, plant and equipment				$ 1,923,044	$ 330,814	$ 24,278
Fortech Electronics Kunshan Co., Ltd [Member] | Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 983,082
Gains (losses) on disposals of property, plant and equipment		$ 561,815
BriView Hefei Co., Ltd [Member] | Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 2,204,576
Gains (losses) on disposals of property, plant and equipment	$ 228,754
M.Setek Co., Ltd [Member] | Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 837,103
Gains (losses) on disposals of property, plant and equipment			$ 215,478